PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
PREPAID EXPENSES AND OTHER ASSETS [Text Block]

7. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets are comprised of:

	2017	2016

Prepaid expenses	$1,352	$1,008
Foreign exchange forward contracts designated as cash flow hedges	550	84
Loyalty reward currency inventory	58	162
Income tax receivable	457	176
Current portion of deferred costs	3	45
Prepaid expenses and current portion of other assets	$2,420	$1,475

Non-current portion of deferred costs	$-	$3
Non-current portion of loyalty reward currency inventory	2,661	2,712
Other assets	$2,661	$2,715

Other assets include the non-current portion of certain loyalty reward currency inventory held by the Corporation that are used in Points.com Inc.’s retail and promotional activities.